Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
4.    Related Party Transactions

Spectrum Global Balanced, Spectrum Select, Spectrum Strategic, and Spectrum Technical's cash is on deposit with MSSB, MS&Co., and MSIP, and Spectrum Currency's cash is on deposit with MSSB and MS&Co., in futures interests trading accounts to meet margin requirements as needed.  MSSB pays interest on these funds as described in Note 2.  Each Partnership pays brokerage fees to MS&Co. as described in Note 2.  MSCG acts as the counterparty on all trading of options on foreign currency forward contracts.